12. Investments (Details 1)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Cnova N.V. ("Cnova Holanda") [member] | Cnova N.V. [member]
Disclosure of associates [line items]
Company type		Cnova N.V. (“Cnova Holanda”)
Location (state)		Netherlands
Direct and indirect equity interest - %		33.98%	33.98%
Cnova N.V. ("Cnova Holanda") [member] | Exito [member]
Disclosure of associates [line items]
Company type		Cnova N.V (“Cnova Holanda”)
Location (state)		Netherlands
Direct and indirect equity interest - %		0.18%	0.18%
Cdiscount Afrique SAS ("Cdiscount Afrique") [member] | Cnova N.V. [member]
Disclosure of associates [line items]
Company type		Cdiscount Afrique SAS (“Cdiscount Afrique”)
Location (state)		France
Direct and indirect equity interest - %		33.98%	33.98%
Cdiscount International BV ("Cdiscount Internacional") [member] | Cnova N.V. [member]
Disclosure of associates [line items]
Company type		Cdiscount International BV (“Cdiscount Internacional”)
Location (state)		Netherlands
Direct and indirect equity interest - %		33.98%	33.98%
Cnova France SAS ("Cnova France") [member] | Cnova N.V. [member]
Disclosure of associates [line items]
Company type		Cnova France SAS (“Cnova France”)
Location (state)		France
Direct and indirect equity interest - %		33.98%	33.98%
Cdiscount S.A. ("Cdiscount") [member] | Cnova N.V. [member]
Disclosure of associates [line items]
Company type		Cdiscount S.A. (“Cdiscount”)
Location (state)		France
Direct and indirect equity interest - %		33.87%	33.87%
Cdiscount Cote d'Ivoire SAS Ivory Coast ("Cdiscount Cote") [member] | Cnova N.V. [member]
Disclosure of associates [line items]
Company type		Cdiscount Côte d'Ivoire SAS Ivory Coast (“Cdiscount Côte”)
Location (state)		Ivory Coast
Direct and indirect equity interest - %		33.98%	33.98%
Cdiscount Senegal SAS ("Cdiscount Senegal") [member] | Cnova N.V. [member]
Disclosure of associates [line items]
Company type		Cdiscount Sénégal SAS (“Cdiscount Sénégal”)
Location (state)		Senegal
Direct and indirect equity interest - %		33.98%	33.98%
Cdiscount Cameroun SAS ("Cdiscount Cameroun") [member] | Cnova N.V. [member]
Disclosure of associates [line items]
Company type		Cdiscount Cameroun SAS (“Cdiscount Cameroun”)
Location (state)		Cameroon
Direct and indirect equity interest - %		33.98%	33.98%
CLatam AS Uruguay ("CLatam") [member] | Cnova N.V. [member]
Disclosure of associates [line items]
Company type		CLatam AS Uruguay (“CLatam”)
Location (state)		Uruguay
Direct and indirect equity interest - %		23.79%	23.79%
Cdiscount Panama S.A. ("Cdiscount Panama") [member] | Cnova N.V. [member]
Disclosure of associates [line items]
Company type		Cdiscount Panama S.A. (“Cdiscount Panama”)
Location (state)		Panama
Direct and indirect equity interest - %		23.79%	23.79%
Cdiscount Uruguay S.A. ("Cdiscount Uruguay") [member] | Cnova N.V. [member]
Disclosure of associates [line items]
Company type		Cdiscount Uruguay S.A. (“Cdiscount Uruguay”)
Location (state)		Uruguay
Direct and indirect equity interest - %		23.79%	23.79%
Ecdiscoc Comercializadora S.A.(Cdiscount Ecuador) ("Ecdiscoc Comercializadora") [member] | Cnova N.V. [member]
Disclosure of associates [line items]
Company type		Ecdiscoc Comercializadora S.A. (Cdiscount Ecuador) (“Ecdiscoc Comercializadora”)
Location (state)		Ecuador
Direct and indirect equity interest - %		23.78%	23.78%
Cnova Pay [member] | Cnova N.V. [member]
Disclosure of associates [line items]
Company type		Cnova Pay
Location (state)		France
Direct and indirect equity interest - %		33.98%	33.98%
BeezUP SAS ("BezzUp") [member] | Cnova N.V. [member]
Disclosure of associates [line items]
Company type		BeezUP SAS ("BezzUp")
Location (state)		France
Direct and indirect equity interest - %		33.98%	33.98%
CARYA [member] | Cnova N.V. [member]
Disclosure of associates [line items]
Company type		CARYA
Location (state)		France
Direct and indirect equity interest - %		33.87%	33.87%
HALTAE [member] | Cnova N.V. [member]
Disclosure of associates [line items]
Company type		HALTAE
Location (state)		France
Direct and indirect equity interest - %		33.87%	33.87%
C-Logistics [member] | Cnova N.V. [member]
Disclosure of associates [line items]
Company type		C-Logistics
Location (state)		France
Direct and indirect equity interest - %		28.56%	28.56%
NEOSYS [member] | Cnova N.V. [member]
Disclosure of associates [line items]
Company type		NEOSYS
Location (state)		France
Direct and indirect equity interest - %		17.33%	17.33%
Neotech Solutions [member] | Cnova N.V. [member]
Disclosure of associates [line items]
Company type		Neotech Solutions
Location (state)		Morocco
Direct and indirect equity interest - %		17.33%	17.33%
NEOSYS Tunisie [member] | Cnova N.V. [member]
Disclosure of associates [line items]
Company type		NEOSYS Tunisie
Location (state)		Tunisia
Direct and indirect equity interest - %		17.33%	17.33%
C Chez Vous [member] | Cnova N.V. [member]
Disclosure of associates [line items]
Company type		C Chez Vous
Location (state)		France
Direct and indirect equity interest - %		28.56%	28.56%
Phoenix [member] | Cnova N.V. [member]
Disclosure of associates [line items]
Company type		Phoenix
Location (state)		France
Direct and indirect equity interest - %		16.99%	16.99%
Financeira Itau CBD S.A. Credito, Financiamento e Investimento ("FIC") [member] | FIC [member]
Disclosure of associates [line items]
Company type		Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”)
Location (state)		Brazil
Direct and indirect equity interest - %		17.88%	35.76%
FIC Promotora de Vendas Ltda. ("FIC Promotora") [member] | FIC [member]
Disclosure of associates [line items]
Company type		FIC Promotora de Vendas Ltda. (“FIC Promotora”)
Location (state)		Brazil
Direct and indirect equity interest - %		17.88%	35.76%
Puntos Colombia S.A.S ("Puntos") [member] | Exito [member]
Disclosure of associates [line items]
Company type		Puntos Colombia S.A.S ("Puntos")
Location (state)		Colombia
Direct and indirect equity interest - %		48.29%	48.29%
Compania de Financiamento Tuya S.A. ("Tuya") [member] | Exito [member]
Disclosure of associates [line items]
Company type		Compañia de Financiamento Tuya S.A. ("Tuya")
Location (state)		Colombia
Direct and indirect equity interest - %		48.29%	48.29%
C-Shield [member] | Cnova N.V. [member]
Disclosure of associates [line items]
Company type	[1]	C-Shield
Location (state)	[1]	France
Direct and indirect equity interest - %	[1]	33.87%
C-Payment [member] | Cnova N.V. [member]
Disclosure of associates [line items]
Company type	[1]	C-Payment
Location (state)	[1]	France
Direct and indirect equity interest - %	[1]	33.87%
MAAS [member] | Cnova N.V. [member]
Disclosure of associates [line items]
Company type	[1]	MAAS
Location (state)	[1]	France
Direct and indirect equity interest - %	[1]	33.87%
Bellamar Empreend. e Participacoes Ltda. ("Bellamar") [member] | FIC [member]
Disclosure of associates [line items]
Company type	[2]	Bellamar Empreend. e Participações Ltda. (“Bellamar”)
Location (state)	[2]	France
Direct and indirect equity interest - %	[2]	50.00%	100.00%

[1]	In 2020 the interest of 33.87% in C-SHIELD, C-PAYMENT and MAAS was acquired by Cnova Group
[2]	In 2020 the interest held in Bellamar changed to 50%, see note 1.1.